Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Income - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Equity income of subsidiaries	¥ 198,340	$ 28,757	¥ 267,436	¥ 184,869
General administrative expense and others	(21,377)	(3,099)	33,473	1,395
Research and development expenses	(6,522)	(946)	13,946
Change in fair value of warrant liabilities	10,776	1,562	16,421	3,904
Change in fair value of contingent consideration	13,071	1,895	33,584	(14,068)
Net income	194,288	28,169	170,012	176,100
Other comprehensive income - foreign currency translation adjustment	955	138	2,313	14,802
Comprehensive income attributable to the Company’s shareholders	¥ 195,243	$ 28,307	¥ 172,325	¥ 190,902